Advance to Suppliers (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Advance to Suppliers
Advance to granaries			¥ 559,300,277
Others	$ 32,647	¥ 224,554	2,895,908
Total Advance to suppliers	$ 32,647	¥ 224,554	¥ 562,196,185